Fair Value (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Non-financial Instruments Measured at Fair Value on Non-recurring Basis

The following tables present the balances of non-financial instruments measured at fair value on a non-recurring basis as of December 31, 2024 and 2023:

		Quoted Prices in Active Markets for	Significant Other	Significant
	December 31, 2024		Identical	Observable	Unobservable
	Carrying	Estimated	Assets	Inputs	Inputs
	Amount	Fair Value	Level 1	Level 2	Level 3

Foreclosed assets, net	$1,356	$1,356	$–	$–	$1,356
Individually evaluated loans, net	4,313	4,313	–	–	4,313
Total	$5,669	$5,669	$–	$–	$5,669

			Quoted Prices in Active Markets for	Significant Other	Significant
	December 31, 2023		Identical	Observable	Unobservable
	Carrying	Estimated	Assets	Inputs	Inputs
	Amount	Fair Value	Level 1	Level 2	Level 3

Foreclosed assets, net	$130	$130	$–	$–	$130
Impaired loans due to COVID-19, net	82	82	–	–	82
Individually evaluated loans, net	5,393	5,393	–	–	5,393
Total	$5,605	$5,605	$–	$–	$5,605

Schedule of Fair Value Estimates for Financial Instruments

The table below is a summary of fair value estimates for financial instruments:

	December 31, 2024		December 31, 2023
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial Assets
Cash and cash equivalents	$3,347	$3,347	$3,522	$3,522
Loans receivable, net	48,387	48,387	58,130	58,130
Accrued interest on loans	844	844	1,171	1,171
Financial Liabilities
Customer interest escrow	353	353	292	292
Notes payable secured, net	21,102	21,102	21,519	21,519
Notes payable unsecured, net	35,213	35,213	31,786	31,786
Accrued interest payable	3,280	3,280	3,861	3,861